Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Class A Subordinate Voting
Common shares issued (in shares)	104,518,173	98,081,889
Common shares outstanding (in shares)	104,518,173	98,081,889
Class B Multiple Voting
Common shares issued (in shares)	11,910,802	12,310,800
Common shares outstanding (in shares)	11,910,802	12,310,800